Provisions - Movements in the Fair Value of Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	€ (3)
Net defined benefit asset (liability)	(3)	€ (3)
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	2,780	2,522
Translation differences	(192)	(85)
Interest income	144	149
Actuarial losses and gains	(9)	264
Company contributions	8	10
Benefits paid	(101)	73
Other movements	(51)	(7)
Net defined benefit asset (liability)	2,579	2,780
Others
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	0
Net defined benefit asset (liability)	0	0
Others | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	8	10
Translation differences	(1)	0
Interest income	1	1
Actuarial losses and gains	0	0
Company contributions	1	0
Benefits paid	(1)	0
Other movements	1	(3)
Net defined benefit asset (liability)	9	8
United Kingdom | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	0
Net defined benefit asset (liability)	0	0
United Kingdom | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	1,662	1,753
Translation differences	(61)	(256)
Interest income	42	59
Actuarial losses and gains	55	134
Company contributions	0	0
Benefits paid	(46)	26
Other movements	(1)	(2)
Net defined benefit asset (liability)	1,651	1,662
Germany | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	0
Net defined benefit asset (liability)	0	0
Germany | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	128	122
Translation differences	0	0
Interest income	2	3
Actuarial losses and gains	0	(2)
Company contributions	6	9
Benefits paid	(2)	2
Other movements	(50)	(2)
Net defined benefit asset (liability)	84	128
Brazil | Operating segments
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	(3)
Net defined benefit asset (liability)	(3)	(3)
Brazil | Operating segments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Net defined benefit asset (liability)	982	637
Translation differences	(130)	171
Interest income	99	86
Actuarial losses and gains	(64)	132
Company contributions	1	1
Benefits paid	(52)	45
Other movements	(1)	0
Net defined benefit asset (liability)	€ 835	€ 982